Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 85,205	¥ 103,557
Contract liabilities	[1]	¥ 3,497	¥ 3,444

[1]	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.